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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Income Trust

Intermediate Income Fund

Portfolio of Investments -- September 30, 2006 (unaudited)

Credit Rating*				Principal	Market
Moody's	S&P			Amount	Value

		CORPORATE DEBT SECURITIES: 50.4% of net assets

		CONSUMER DISCRETIONARY:	2.9%
Aa2	AA	Wal-Mart Stores Inc, 4.75%, 8/15/10		150,000	$148,442

		CONSUMER STAPLES:	3.2%
A2	A	Coca-Cola Enterprise, 5.75%, 11/1/08		160,000	162,035

		FINANCIALS:	6.9%
A3	A	Countrywide Home Loan, 5.625% 5/15/07		150,000	150,191
A1	AA-	International Lease Finance, 4.875%, 9/1/10		200,000	197,780

		HEALTH CARE:	3.3%
A2	A	United Healthcare Group, 5%, 8/15/14		175,000	169,652

		INDUSTRIAL:	12.5%
Baa3	BBB-	American Standard, 7.375%, 2/1/08		175,000	178,394
A2	A	CIT Group Inc, 5.75%, 9/25/07		150,000	150,392
Baa3	BBB-	Lubrizol Corp, 4.625%, 10/1/09		150,000	147,250
Baa2	BBB	YUM! Brands Inc, 7.65%, 5/15/08		150,000	155,454

		INSURANCE:	7.0%
Baa3	BBB-	Markel Corp, 6.8%, 2/15/13		150,000	154,992
A1	A	MGIC Investment Corp, 6.0%, 3/15/07		200,000	200,338

		RETAILERS-APPAREL:	3.0%
Baa3	BBB-	Gap Inc, 6.9%, 9/15/07		150,000	151,521

		TELECOMMUNICATIONS:	11.1%
Baa2	BBB+	AT&T Broadband, 8.375%, 3/15/13		181,000	206,726
Baa3	BBB+	Sprint Capital Corp, 6.125%, 11/15/08		200,000	203,029
Baa1	A	Verizon New England, 6.5%, 9/15/11		150,000	154,039

		UTILITIES:	0.5%
A2	A-	Wisconsin Power & Light, 7.625%, 3/1/10		25,000	26770

		TOTAL CORPORATE DEBT SECURITIES (Cost $2,550,018)			$2,557,005

		COLLATERALIZED MORTGAGE OBLIGATIONS: 2.8% of net assets
Aaa	AAA	Federal National Mortgage Association, Mortgage Pool #636758, 6.5%, 5/1/32		44,740	45,742
Aaa	AAA	Federal National Mortgage Association, Mortgage Pool #725341, 5%, 2/1/19		96,395	95,014

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $142,527)		141,135	$140,756

		US GOVERNMENT & AGENCY OBLIGATIONS: 45.1% of net assets
Aaa	AAA	Fannie Mae, 4.625% 10/15/13		100,000	98,174
Aaa	AAA	Federal Home Loan Bank, 4.1%, 6/13/08		500,000	492,886
Aaa	AAA	Freddie Mac, 4.875%, 3/15/07		150,000	149,724
Aaa	AAA	Freddie Mac, 5%, 10/18/10		150,000	150,111
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11		235,000	241,188
Aaa	AAA	US Treasury Note, 3.375%, 2/15/08		50,000	49,072
Aaa	AAA	US Treasury Note, 4.0%, 3/15/10		450,000	441,598
Aaa	AAA	US Treasury Note, 5.125%, 6/30/11		400,000	408,953
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14		255,000	248,894

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,290,253)		2,290,000	$2,280,600

		REPURCHASE AGREEMENT: 0.9% of net assets
		With Morgan Stanley and Company issued 9/29/06 at 4.85%, due
		10/02/06, collateralized by $48,181 in United States Treasury Notes
		due 5/15/08. Proceeds at maturity are $47,019 (Cost $47,000).			47,000

		TOTAL INVESTMENTS: 99.2% of net assets (Cost $5,029,798)			$5,025,361

		LIABILITIES LESS CASH AND RECEIVABLES: .8% of net assets			41,915

		NET ASSETS: 100.00%			$5,067,276

Madison Mosaic Income Trust

Government Fund

Portfolio of Investments - September 30, 2006 (unaudited)

Credit Rating*				Principal	Market
Moody's	S&P			Amount	Value

		US GOVERNMENT & AGENCY OBLIGATIONS: 99.8% of net assets

		US GOVERNMENT AGENCY NOTES:	40.5%
Aaa	AAA	Federal Home Loan Bank, 4.1%, 6/13/08		200,000	$197,154
Aaa	AAA	Fannie Mae, 4.2%, 3/24/08		250,000	246,940
Aaa	AAA	Fannie Mae, 6.625%, 11/15/10		105,000	111,771
Aaa	AAA	Freddie Mac, 5.125%, 10/15/08		250,000	250,821
Aaa	AAA	Freddie Mac, 5%, 10/18/10		155,000	155,115
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11		300,000	307,899

		US TREASURY NOTES:	45.2%
Aaa	AAA	US Treasury Notes, 4.375%, 12/31/07		300,000	298,324
Aaa	AAA	US Treasury Notes, 4.75%, 11/15/08		275,000	275,462
Aaa	AAA	US Treasury Notes, 4%, 6/15/09		225,000	221,555
Aaa	AAA	US Treasury Notes, 4%, 3/15/10		225,000	220,799
Aaa	AAA	US Treasury Notes, 5.125%, 6/30/11		165,000	168,693
Aaa	AAA	US Treasury Notes, 4.25%, 8/15/14		235,000	229,373

		MORTGAGE BACKED SECURITIES:	14.1%
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18		75,952	76,192
Aaa	AAA	Fannie Mae, Mortgage Pool #555545, 5%, 6/1/18		122,624	120,868
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32		33,555	34,306
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32		27,619	28,237
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6%, 8/1/32		53,302	53,712
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #E57247, 6.5%, 3/1/09		22,232	22,434
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #E90778, 5.5%, 8/1/17		56,338	56,465
Aaa	AAA	Freddie Mac, Mortgage Pool, Gold Pass Through Certificates #C01364, 6.5%, 6/1/32		30,976	31,682
Aaa	AAA	Government National Mortgage Association II, Guaranteed Pass Through Certificates #2483, 7%, 9/20/27		16,259	16,757

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,166,462)		3,123,857	$3,124,559

		REPURCHASE AGREEMENT: 0.8% of net assets
		With Morgan Stanley and Company issued 9/29/06 at 4.85%, due
		10/02/06, collateralized by $25,628 in United States Treasury Notes
		due 5/15/08. Proceeds at maturity are $25,010 (Cost $25,000).			25,000

		TOTAL INVESTMENTS: 100.6% of net assets (Cost $3,191,462)			$3,149,559

		LIABILITIES LESS CASH AND RECEIVABLES: (0.6)% of net assets			(18,790)

		NET ASSETS: 100.00%			$3,130,769

Madison Mosaic Income Trust

Institutional Bond Fund

Portfolio of Investments - September 30, 2006 (unaudited)

Credit Rating*				Principal Amount	Market Value
Moody's	S&P

		DEBT INSTRUMENTS: 95.5% of net assets

		Corporate Obligations:	48.4%
A1	A+	American Express, 4.75%, 6/17/09		175,000	$173,800
Aa2	AA-	Bank of America, 4.875%, 9/15/12		150,000	147,667
A2	A	CIT Group Inc, 4.125%, 11/03/09		150,000	145,486
Aa1	AA-	Citigroup Inc, 4.25%, 7/29/09		150,000	146,868
A1	A-	CONOCO Inc, 6.35%, 10/15/11		150,000	157,925
A3	A	Countrywide Home Loan, 5.625%, 5/15/07		175,000	175,223
Aaa	AAA	General Electric Capital Corp, 4.25%, 6/15/12		150,000	143,230
Aa3	A+	Goldman Sachs, 6.65%, 5/15/09		150,000	155,621
A3	A-	Hewlett-Packard Co, 5.5%, 7/1/07		150,000	150,165
Aa3	AA-	Household Finance Co, 7.875%, 3/1/07		150,000	151,499
A1	A+	IBM Corp, 4.75%, 11/29/12		150,000	146,860
A1	AA-	International Lease Finance, 4.875%, 9/1/10		150,000	148,335
Aa3	A+	Merrill Lynch, 7%, 1/15/07		150,000	150,780
A1	A	MGIC Investment Corp, 6.0%, 3/15/07		200,000	200,338
Aa3	A+	Morgan Stanley Dean Witter, 3.625%, 4/1/08		170,000	166,122
A1	A+	National Rural Utilities, 4.75%, 3/1/14		200,000	193,228
Aa2	AA	Texaco Capital Inc, 5.5%, 1/15/09		150,000	151,898
Aa2	AA-	US Bancorp, 5.1%, 7/15/07		150,000	149,642
Aa2	AA	Wal-Mart Stores Inc, 4.55%, 5/1/13		150,000	144,683
A1	A	WPS Resources Corp, 7%, 11/1/09		150,000	157,175

		US Government & Agency Obligations:	47.1%
Aaa	AAA	Fannie Mae, 5.25%, 4/15/07		400,000	399,939
Aaa	AAA	Freddie Mac, 3.625%, 9/15/08		200,000	195,097
Aaa	AAA	Freddie Mac, 4.50%, 7/15/13		550,000	536,436
Aaa	AAA	US Treasury Notes, 4.75%,11/15/08		250,000	250,420
Aaa	AAA	US Treasury Notes, 3.625%, 1/15/10		700,000	679,466
Aaa	AAA	US Treasury Notes, 4.5%, 2/28/11		350,000	348,797
Aaa	AAA	US Treasury Notes, 4.875%, 2/15/12		200,000	202,852
Aaa	AAA	US Treasury Notes, 4.25%, 8/15/14		315,000	307,457
Aaa	AAA	US Treasury Notes, 4.5%, 2/15/16		150,000	148,541

		TOTAL DEBT INSTRUMENTS (Cost $6,261,249)			$6,225,550

		REPURCHASE AGREEMENT: 3.5% of net assets
		With Morgan Stanley and Company issued 9/29/06 at 4.85%, due
		10/02/06, collateralized by $232,706 in United States Treasury Notes
		due 5/15/08. Proceeds at maturity are $227,092 (Cost $227,000).			227,000

		TOTAL INVESTMENTS: 99.0% of net assets (Cost $6,488,249)			$6,452,550

		CASH AND RECEIVABLES LESS LIABILITIES: 1.0% of net assets			66,079

		NET ASSETS: 100.00%			$6,518,629

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, Secretary

Date: November 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  November 15, 2006

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: November 15, 2006